Organization and Principal Activities (Details) - Schedule of Company’s Major Subsidiaries	12 Months Ended
Sep. 30, 2023
Linkage Holding Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Apr. 13, 2022	[1]
Principal Activities	Investing holding company	[1]
Linkage Holding Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%	[1]
Extend Co., Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 23, 2011
Principal Activities	Cross-border sales
Extend Co., Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Linkage Electronic Commerce Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 11, 2022
Principal Activities	Cross-border sales
Linkage Electronic Commerce Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
HQT Network Co., Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Dec. 08, 2016
Principal Activities	Integrated E-commerce training services
HQT Network Co., Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Linkage Network Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Nov. 24, 2022
Principal Activities	Investing holding company
Linkage Network Technology Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Fujian Chuancheng Internet Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 02, 2021
Principal Activities	Integrated E-commerce training services
Fujian Chuancheng Internet Technology Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%
Fujian Chuancheng Digital Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 01, 2021
Principal Activities	Cross-border sales
Fujian Chuancheng Digital Technology Limited [Member] | Percentage of effective ownership [Member]
Wholly owned subsidiaries
Percentage of effective ownership	100.00%

[1]	Linkage Holding began operations since 2023 as an investing holding company.